FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

25.                               FAIR VALUE MEASUREMENT

(a)    Fair value presentation

An established fair value hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is available and significant to the fair value measurement.  There are three levels of inputs that may be used to measure fair value:

Level 1	-	Quoted prices in active markets for identical assets or liabilities.
Level 2	-

Observable inputs other than quoted prices in active markets for identical assets and liabilities, such as quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	-	Inputs that are generally unobservable and are supported by little or no market activity and that are significant to the fair value determination of the assets or liabilities.

The carrying value of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and current portions of long-term liabilities, approximate their fair value due to the immediate or short-term maturity of these financial instruments. Short-term investments are recorded at fair value and their carrying value as at December 31, 2011 was $9,347 (December 31, 2010 — $26,405).  Our short-term investments are classified within Level 1 of the valuation hierarchy.  Based on borrowing rates currently available to us for loans with similar terms, the carrying values of our obligations under capital leases, long-term obligations and other long-term liabilities approximate their fair values.

(b)    Credit Facilities

We signed a credit agreement on December 1, 2008 with The Toronto Dominion Bank and Canadian Imperial Bank of Commerce that provided, among other things, a one-year revolving term credit facility (“Revolving Facility”).  The Revolving Facility, not to exceed $55,000, was to be used for working capital requirements and was secured by a pledge against all of our assets.  On January 29, 2010, we signed an amended and restated credit agreement which renewed our Revolving Facility to January 28, 2011, and reduced the maximum amount from $55,000 to $10,000.  On January 27, 2011, we signed an amended and restated credit agreement, on similar terms, which extended our revolving facility to January 28, 2013.  As at December 31, 2011, we had $10,000 available on our revolving facility and were in compliance with the associated covenants.

(c)     Letters of credit

We have entered into a standby letter of credit facility agreement under which we have issued a performance bond to a third party customer in accordance with specified terms and conditions.  At December 31, 2011, we had a performance bond of $176 (December 31, 2010 — $315) and the value of this bond approximated its fair market value.  The expiry on this letter of credit is May 2012.